Income Tax Expense - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Net operating loss carryforwards	$ (32,114)	$ (55,093)	$ (29,171)
Less: valuation allowance	32,114	55,093	29,171
Deferred tax assets
United States of America [Member]
Net operating loss carryforwards	(4,168)	(27,587)	(21,444)
Less: valuation allowance	4,168	27,587
Hong Kong [Member]
Net operating loss carryforwards	(317)	(254)	(237)
Less: valuation allowance	317	254
Malaysia [Member]
Net operating loss carryforwards	(26,878)	(27,252)	(7,490)
Less: valuation allowance	26,878	$ 27,252
Australia [Member]
Net operating loss carryforwards	(751)
Less: valuation allowance	$ 751